Schedule of Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 522,356	$ 708,151	$ 711,052	$ 1,225,010	$ 1,228,682	$ 1,920,926
Accounts receivable, net of allowance	1,401,451	1,440,501		1,440,169
Prepaid expenses	205,906	203,485		187,639
Other current assets	169,806	161,157		134,935
Total Current Assets	2,299,519	2,513,294		2,987,753
Structures, net	1,643,527	1,765,510		1,890,693
Other property, plant and equipment, net	1,085,214	1,132,120		1,146,161
Indefinite-lived intangibles - licenses	2,426,179	2,416,406		2,423,979
Indefinite-lived intangibles - permits	1,067,341	1,067,783		1,070,720
Other intangibles, net	1,267,087	1,466,546		1,740,792
Goodwill	4,212,612	4,202,187		4,216,085	4,186,718
Other assets	304,556	533,456		816,530
Total Assets	14,306,035	15,097,302		16,292,713	16,542,039
Accounts payable	130,303	131,370		133,226
Accrued expenses	795,106	807,210		776,055
Intercompany payable	6,700,000	7,300,000
Accrued interest	156,451	194,844		180,572
Deferred income	211,268	176,460		172,672
Other current liabilities		0		137,889
Current portion of long-term debt	3,232	453,734		381,728
Total Current Liabilities	1,296,360	1,763,618		1,782,142
Long-term debt	20,481,547	20,030,479		20,365,369
Deferred income taxes	1,582,117	1,537,820		1,689,876
Other long-term liabilities	452,222	462,020		450,517
Total member's interest (deficit)	(9,506,211)	(8,696,635)	(8,370,752)	(7,995,191)	(7,471,941)	(7,204,686)
Total Liabilities and Member's Deficit	14,306,035	15,097,302		16,292,713
Scenario, Previously Reported [Member]
Accounts receivable, net of allowance		1,454,346
Prepaid expenses		189,640
Deferred income		172,434
Total Current Liabilities		1,759,592
Other long-term liabilities		466,046
Total member's interest (deficit)					(7,471,942)
Parent Company [Member]
Investment in subsidiaries	(9,756,838)	(9,053,312)		(8,518,574)
Total Assets	(9,756,838)	(9,053,312)		(8,518,574)
Total member's interest (deficit)	(9,756,838)	(9,053,312)		(8,518,574)
Total Liabilities and Member's Deficit	(9,756,838)	(9,053,312)		(8,518,574)
Subsidiary Issuer [Member]
Cash and cash equivalents	8	9	10	11	1	1
Intercompany receivables	1,933,907	3,022,719		4,032,992
Prepaid expenses	3,879	1,743		2,397
Other current assets	24,488	22,184		36,446
Total Current Assets	1,962,282	3,046,655		4,071,846
21 Intercompany notes receivable Intercompany?Loan?Receivables 12/31/2013... - 962,000 - - (962,000) -	962,000	962,000		962,000
Investment in subsidiaries	4,073,687	3,876,744		3,848,000
Other assets	108,279	109,231		115,188
Total Assets	7,106,248	7,994,630		8,997,034
Accrued expenses	(110,265)	(133,481)		(104,972)
Accrued interest	163,089	219,921		210,874
Long-term intercompany payable				729,157
Other current liabilities				76,939
Current portion of long-term debt		437,735		372,321
Total Current Liabilities	52,824	524,175		555,162
Long-term debt	15,990,390	15,798,376		16,310,694
Long-term intercompany payable	875,975	879,108
Deferred income taxes	(76,841)	(175,925)		(107,878)
Other long-term liabilities	20,737	22,207		28,473
Total member's interest (deficit)	(9,756,837)	(9,053,311)		(8,518,574)
Total Liabilities and Member's Deficit	7,106,248	7,994,630		8,997,034
Subsidiary Issuer [Member] | Scenario, Previously Reported [Member]
Prepaid expenses		1,743
Total Current Liabilities		524,175
Other long-term liabilities		22,207
Guarantor Subsidiaries [Member]
Cash and cash equivalents	67,274	182,152	79,591	333,768	461,572	1,220,362
Accounts receivable, net of allowance	711,713	727,419		683,072
Intercompany receivables				166,019
Prepaid expenses	61,261	56,070		33,190
Other current assets	75,870	69,474		64,894
Total Current Assets	916,118	1,035,115		1,280,943
Other property, plant and equipment, net	793,627	815,358		827,623
Indefinite-lived intangibles - licenses	2,426,179	2,416,406		2,423,979
Other intangibles, net	825,666	970,926		1,174,818
Goodwill	3,377,417	3,348,299		3,350,083
Investment in subsidiaries	13,446	231,141		552,184
Other assets	56,562	51,920		333,607
Total Assets	8,409,015	8,869,165		9,943,237
Accounts payable	55,917	45,289		37,436
Accrued expenses	379,978	361,977		319,466
Intercompany payable	2,091,701	3,084,544		4,032,992
Accrued interest		241
Deferred income	85,445	65,710		62,901
Current portion of long-term debt	80
Total Current Liabilities	2,613,121	3,557,761		4,452,795
Long-term debt	4,893	4,000		4,000
Intercompany long-term debt	962,000	962,000		962,000
Deferred income taxes	1,007,196	1,056,586		1,089,659
Other long-term liabilities	194,244	189,573		182,142
Total member's interest (deficit)	3,627,561	3,099,245		3,252,641
Total Liabilities and Member's Deficit	8,409,015	8,869,165		9,943,237
Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Accounts receivable, net of allowance		739,658
Prepaid expenses		43,831
Deferred income		61,684
Total Current Liabilities		3,553,735
Other long-term liabilities		193,599
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	455,074	525,990	631,451	891,231	767,109	700,563
Accounts receivable, net of allowance	689,738	713,082		757,097
Intercompany receivables	157,794	61,825
Prepaid expenses	140,766	145,672		152,052
Other current assets	79,327	341,948		248,325
Total Current Assets	1,522,699	1,788,517		2,048,705
Structures, net	1,643,527	1,765,510		1,890,693
Other property, plant and equipment, net	291,587	316,762		318,538
Indefinite-lived intangibles - permits	1,067,341	1,067,783		1,070,720
Other intangibles, net	441,421	495,620		565,974
Goodwill	835,195	853,888		866,002
Long-term intercompany receivable	875,975	879,108		729,157
Other assets	525,637	686,900		848,431
Total Assets	7,203,382	7,854,088		8,338,220
Accounts payable	74,386	86,081		95,790
Accrued expenses	525,393	578,714		561,561
Intercompany payable				166,019
Accrued interest	3,241	3,966		(113)
Deferred income	125,823	110,750		109,771
Other current liabilities				60,950
Current portion of long-term debt	3,152	15,999		9,407
Total Current Liabilities	731,995	795,510		1,003,385
Long-term debt	4,929,622	4,919,377		4,935,388
Deferred income taxes	649,675	656,941		705,935
Other long-term liabilities	237,241	250,240		239,902
Total member's interest (deficit)	654,849	1,232,020		1,453,610
Total Liabilities and Member's Deficit	7,203,382	7,854,088		8,338,220
Non-Guarantor Subsidiaries [Member] | Scenario, Previously Reported [Member]
Accounts receivable, net of allowance		714,688
Prepaid expenses		144,066
Deferred income		110,750
Total Current Liabilities		795,510
Other long-term liabilities		250,240
Eliminations [Member]
Intercompany receivables	(2,091,701)	(3,084,544)		(4,199,011)
Other current assets	(9,879)	(272,449)		(214,730)
Total Current Assets	(2,101,580)	(3,356,993)		(4,413,741)
21 Intercompany notes receivable Intercompany?Loan?Receivables 12/31/2013... - 962,000 - - (962,000) -	(962,000)	(962,000)		(962,000)
Long-term intercompany receivable	(875,975)	(879,108)		(729,157)
Investment in subsidiaries	5,669,705	4,945,427		4,118,390
Other assets	(385,922)	(314,595)		(480,696)
Total Assets	1,344,228	(567,269)		(2,467,204)
Intercompany payable	(2,091,701)	(3,084,544)		(4,199,011)
Accrued interest	(9,879)	(29,284)		(30,189)
Long-term intercompany payable				(729,157)
Total Current Liabilities	(2,101,580)	(3,113,828)		(4,229,200)
Long-term debt	(443,358)	(691,274)		(884,713)
Long-term intercompany payable	(875,975)	(879,108)
Intercompany long-term debt	(962,000)	(962,000)		(962,000)
Deferred income taxes	2,087	218		2,160
Total member's interest (deficit)	5,725,054	5,078,723		4,335,706
Total Liabilities and Member's Deficit	1,344,228	(567,269)		(2,467,204)
Eliminations [Member] | Scenario, Previously Reported [Member]
Total Current Liabilities		$ (3,113,828)